Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 478,392	$ 68,409	¥ 519,849	¥ 615,096
Restricted cash	2,696	386	2,313	120
Total current assets	738,586	105,616	776,618
Non-current assets:
Property and equipment, net	31,099	4,447	47,152
Total non-current assets	81,789	11,696	108,687
TOTAL ASSETS	820,375	117,312	885,305
Current liabilities:
Accrued liabilities and other current liabilities	80,861	11,563	89,498
Total current liabilities	246,978	35,318	266,299
TOTAL LIABILITIES	285,111	40,770	304,478
Shareholders' equity:
Treasury stock	(57,193)	(8,178)	(63,264)
Additional paid-in capital	5,010,060	716,429	5,002,255
Accumulated deficits	(4,255,607)	(608,544)	(4,200,261)
Accumulated other comprehensive loss	(162,137)	(23,185)	(158,048)
Total shareholders' equity	535,264	76,542	580,827	¥ 768,410	¥ 1,158,341
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	820,375	117,312	885,305
Common Class A [Member]
Shareholders' equity:
Ordinary shares	120	17	124
Common Class B [Member]
Shareholders' equity:
Ordinary shares	21	3	21
Parent Company [Member]
Current assets:
Cash and cash equivalents	9,571	1,369	9,328
Restricted cash	919	131	224
Inter-company receivables	3,122,220	446,472	3,198,215
Prepayments and other current assets	111	16	297
Total current assets	3,132,821	447,988	3,208,064
Non-current assets:
Property and equipment, net	75	10	77
Total non-current assets	75	10	77
TOTAL ASSETS	3,132,896	447,998	3,208,141
Current liabilities:
Inter-company payables	2,596,203	371,252	2,626,851
Accrued liabilities and other current liabilities	1,429	204	463
Total current liabilities	2,597,632	371,456	2,627,314
TOTAL LIABILITIES	2,597,632	371,456	2,627,314
Shareholders' equity:
Treasury stock	(57,193)	(8,178)	(63,264)
Additional paid-in capital	5,010,060	716,429	5,002,255
Accumulated deficits	(4,255,607)	(608,544)	(4,200,261)
Accumulated other comprehensive loss	(162,137)	(23,185)	(158,048)
Total shareholders' equity	535,264	76,542	580,827
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,132,896	447,998	3,208,141
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	120	17	124
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21